Schedule of Investments (unaudited)
January 31, 2026
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 Western Asset Global Corporate Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 121.4%
Communication Services — 16.5%
Diversified Telecommunication Services — 3.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,210,000	$879,559 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	172,771 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	160,061	156,391 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	270,000	276,667 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	670,493 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	440,930 (b)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	270,000	281,866 (a)
Total Diversified Telecommunication Services				2,878,677
Entertainment — 2.8%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	710,000	719,573 (a)
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	117,705 (b)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	957,929 (a)(b)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	299,667 (b)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	700,000	493,500 (b)
Total Entertainment				2,588,374
Media — 6.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	200,000	208,690 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	230,000	230,474 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	244,906 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	192,027 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	360,000	345,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	120,493
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	886,213 (b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	80,000	81,101 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	270,000	278,340 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	440,000	455,606 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,838,650	2,016,567 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	40,000	35,836 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	220,000	222,943 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	80,000	82,540 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	190,000	194,658 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	350,000	244,184
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	140,000	150,798 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	190,000	194,836 (a)
Total Media				6,185,953
Wireless Telecommunication Services — 3.7%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	475,898 (b)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	550,000	401,385 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	315,777 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	$449,586 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	109,026 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	821,611 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	585,871 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	182,900 (a)
Total Wireless Telecommunication Services				3,342,054

Total Communication Services				14,995,058
Consumer Discretionary — 13.8%
Automobile Components — 1.7%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	410,000	400,208
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	100,000	102,927 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	220,000	230,267 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	200,000	208,012 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	600,000	598,679 (a)
Total Automobile Components				1,540,093
Automobiles — 2.0%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	310,000	334,795 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	370,000	352,921 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,260,000	1,156,919 (a)
Total Automobiles				1,844,635
Broadline Retail — 2.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,075,829 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	900,000	831,935 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	383,520 (b)(c)
Total Broadline Retail				2,291,284
Hotels, Restaurants & Leisure — 5.9%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	350,000	348,107 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	320,000	329,337 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,271,837 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	700,000	640,500 (a)(b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,962
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	516,822 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	310,000	323,525
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	491,814 (a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	120,000	123,407 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	572,353
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	463,151
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	199,770 (a)
Total Hotels, Restaurants & Leisure				5,321,585
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	239,913 (b)
Specialty Retail — 1.4%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	594,062 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	260,975 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	50,000	48,764 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	30,000	29,693 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	330,000	$331,174 (a)(d)
Total Specialty Retail				1,264,668

Total Consumer Discretionary				12,502,178
Consumer Staples — 3.1%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	818,841
Food Products — 1.9%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.750%	12/1/31	300,000	284,690 (b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	1,300,000	1,367,392
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	46,594 (b)
Total Food Products				1,698,676
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	132,803 (b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	137,912 (b)
Total Tobacco				270,715

Total Consumer Staples				2,788,232
Energy — 18.4%
Energy Equipment & Services — 0.8%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	380,000	386,679 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	292,040 (a)
Total Energy Equipment & Services				678,719
Oil, Gas & Consumable Fuels — 17.6%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	243,493 (b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	340,000	352,667 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	140,225 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	680,000	658,442 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	630,000	636,407 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	394,452 (b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	310,898 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,000,000	756,316
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	240,000	243,411 (e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	820,000	788,743 (a)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	490,000	478,888 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	320,000	328,648 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	906,865 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	233,654 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	200,000	202,056 (a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	196,125 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	999,829 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	110,590
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	654,412 (b)
QazaqGaz National Co. JSC, Senior Notes	4.375%	9/26/27	350,000	348,510 (c)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	60,000	63,362 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	220,000	$240,972 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	640,000	643,954 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	704,857 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	352,000	362,785 (a)(e)(f)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	650,000	603,986 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	438,000	438,632 (a)(b)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	550,000	477,595 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,340,000	1,179,660 (a)(b)(e)(f)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	40,000	41,446 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	240,000	267,744 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	150,000	157,310 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	90,000	89,988 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	888,248 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	217,986 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	158,914 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	449,709 (b)
Total Oil, Gas & Consumable Fuels				15,971,779

Total Energy				16,650,498
Financials — 30.0%
Banks — 14.6%
Banco de Chile, Senior Notes	2.990%	12/9/31	700,000	640,587 (a)
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	700,000	645,027 (a)
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	502,677 (b)(c)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	921,715 (b)(e)(f)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	357,950 (b)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	200,000	200,683 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	692,771 (b)(f)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	509,233 (a)(b)(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	298,520 (a)(b)(f)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	162,980 (e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	130,000	132,892 (e)(f)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	2,002,609 (b)
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	493,454 (c)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,350,809 (b)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	208,257 (b)(e)(f)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	2,000,000	$1,826,224 (b)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,249,112 (e)(f)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	650,000	612,079 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	419,078 (b)(f)
Total Banks				13,226,657
Capital Markets — 5.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	657,153 (b)(e)(f)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(g)(h)(i)
Currenta Group Holdings Sarl, Senior Secured Notes	5.500%	5/15/30	160,000 EUR	195,065 (a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,464,617 (f)(j)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	844,754 (b)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	400,000	410,064 (a)(e)(f)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	433,885 (b)
Total Capital Markets				5,005,538
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	460,000	460,941 (a)(f)
Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,152,323 (j)
Block Inc., Senior Notes	6.000%	8/15/33	670,000	684,712 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	640,000	673,269 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	640,000	655,619 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	340,000	322,871 (a)(b)
Total Financial Services				5,488,794
Insurance — 2.4%
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	810,000	846,818 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	170,000	172,023 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	110,963 (a)(b)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	598,191 (b)(c)(f)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	460,000	467,893 (a)
Total Insurance				2,195,888
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	470,000	458,167 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	330,000	350,316 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				808,483

Total Financials				27,186,301
Health Care — 7.8%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	280,579 (b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	500,000	$443,233 (b)
Health Care Providers & Services — 4.6%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	260,000	239,304 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	406,000	437,582 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	483,215 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	410,310 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	550,000	528,914 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	207,104 (b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	200,000	210,693 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	310,000	310,000 (a)(d)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,368,942 (b)
Total Health Care Providers & Services				4,196,064
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	820,000	842,355 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	620,000	617,278 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	55,468 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	360,000	357,322 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	202,030 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	76,580
Total Pharmaceuticals				2,151,033

Total Health Care				7,070,909
Industrials — 11.3%
Aerospace & Defense — 1.3%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	582,628 (a)(b)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	289,244 (b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	70,000	74,404 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	180,000	189,175 (a)
Total Aerospace & Defense				1,135,451
Building Products — 1.1%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	961,675 (a)(b)
Commercial Services & Supplies — 3.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	320,000	335,367 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	764,194 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	83,710
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	280,000	296,287 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	210,000	214,099 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	330,000	336,544 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	660,000	687,395 (a)(b)
Total Commercial Services & Supplies				2,717,596
Construction & Engineering — 0.2%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	190,000	209,918 (a)
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	213,027 (a)
Machinery — 2.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,604,793 (b)(c)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	150,000	150,884 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	180,000	$180,891
Total Machinery				1,936,568
Passenger Airlines — 1.0%
Air Canada, Senior Secured Notes	3.875%	8/15/26	340,000	338,908 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	430,000	438,028 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	137,500	138,581 (a)(b)
Total Passenger Airlines				915,517
Trading Companies & Distributors — 2.4%
Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	509,461 (b)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	635,063 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	100,000	105,018 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	220,000	232,934 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	690,000	707,587 (a)
Total Trading Companies & Distributors				2,190,063

Total Industrials				10,279,815
Information Technology — 4.1%
Communications Equipment — 1.0%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	550,000	584,439 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	340,000	330,600 (a)(b)
Total Communications Equipment				915,039
Electronic Equipment, Instruments & Components — 0.9%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	181,947 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	610,000	643,928 (a)
Total Electronic Equipment, Instruments & Components				825,875
IT Services — 1.0%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	250,000	259,999 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	700,000	690,006 (a)
Total IT Services				950,005
Semiconductors & Semiconductor Equipment — 0.8%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	680,000	693,576 (a)(b)
Software — 0.4%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	340,000	346,153 (a)(b)

Total Information Technology				3,730,648
Materials — 9.1%
Chemicals — 1.8%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	100,000	102,350
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	200,000	204,444 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,306,793 (a)
Total Chemicals				1,613,587
Metals & Mining — 6.5%
Antofagasta PLC, Senior Notes	5.625%	9/9/35	700,000	719,166 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	169,157 (b)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	70,000	72,576 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,180,000	2,341,998 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	280,000	294,373 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	58,509 (b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	$1,245,091 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	204,856
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	853,673
Total Metals & Mining				5,959,399
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	708,555 (b)

Total Materials				8,281,541
Real Estate — 3.1%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	220,000	215,229
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	119,498
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	40,000	34,328
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	80,000	85,755 (a)
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	393,080 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	160,000	161,358 (a)(d)
Total Diversified REITs				1,009,248
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	71,437
Real Estate Management & Development — 1.2%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	554,572 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	271,872	30,594 (c)(k)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	497,512 (c)
Total Real Estate Management & Development				1,082,678
Specialized REITs — 0.7%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	540,000	551,537 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	140,000	141,680 (a)
Total Specialized REITs				693,217

Total Real Estate				2,856,580
Utilities — 4.2%
Electric Utilities — 3.8%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	904,843 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	886,819 (b)(c)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	785,080 (b)(c)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	200,000	202,182 (a)(b)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	221,762 (b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	130,000	133,343 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	317,577 (a)(b)
Total Electric Utilities				3,451,606
Independent Power and Renewable Electricity Producers — 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	323,640	323,660 (a)(b)

Total Utilities				3,775,266
Total Corporate Bonds & Notes (Cost — $103,720,582)				110,117,026
Asset-Backed Securities — 7.5%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	310,000	312,131 (a)(f)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.310%	4/15/39	190,000	190,190 (a)(d)(f)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.168%	1/20/35	220,000	$220,505 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.368%	1/20/37	110,000	110,507 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.768%	1/20/38	190,000	190,269 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.771%	10/23/34	240,000	241,388 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	290,000	290,509 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	270,000	271,606 (a)(f)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.910%	1/18/35	270,000	271,398 (a)(d)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.418%	4/19/35	110,000	110,022 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.248%	1/25/38	290,000	290,547 (a)(f)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.160%	4/16/34	260,000	260,441 (a)(d)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.418%	10/20/34	280,000	281,416 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/38	460,000	460,238 (a)(f)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	100,000	100,681 (a)(f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	100,000	100,235 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	390,000	390,526 (a)(f)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.272%	8/26/34	350,000	352,580 (a)(f)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	200,000	201,414 (a)(f)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.922%	10/15/37	240,000	241,889 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	350,000	348,604 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.358%	1/20/38	150,000	151,292 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.118%	4/17/37	170,000	171,356 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	150,000	150,811 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	100,000	100,444 (a)(f)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.510%	8/8/32	190,000	190,142 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	4/20/38	343,434	345,816 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	100,000	100,989 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	100,000	100,984 (a)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.418%	10/24/37	210,000	211,550 (a)(f)

Total Asset-Backed Securities (Cost — $6,737,791)				6,760,480
Sovereign Bonds — 7.4%
Angola — 0.8%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	688,941 (a)
Argentina — 0.4%

Provincia de Cordoba, Senior Notes	6.990%	6/1/27	360,000	359,831 (a)
Jordan — 0.3%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	260,776 (a)
Mexico — 2.0%

Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,450,000	1,845,707 (b)
Philippines — 0.4%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	354,579
Poland — 2.0%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	250,000	258,388 (c)
Republic of Poland Government Bond	1.250%	10/25/30	6,180,000 PLN	1,520,217
Total Poland				1,778,605
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Qatar — 0.5%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	$495,631 (a)
Uruguay — 1.0%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	879,778

Total Sovereign Bonds (Cost — $6,048,854)				6,663,848
Senior Loans — 7.2%
Communication Services — 0.6%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	79,386	79,378 (f)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	470,000	487,273 (l)(m)

Total Communication Services				566,651
Consumer Discretionary — 2.6%
Automobile Components — 0.5%
ABC Technologies Inc., Term Loan B	11.922%	1/2/40	475,849	475,849 (f)(g)(h)(l)(m)
Diversified Consumer Services — 0.6%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	584,417	520,225 (f)(l)(m)(n)
Hotels, Restaurants & Leisure — 1.5%
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	5.423%	11/8/30	850,000	855,312 (f)(l)(m)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.671%	4/16/29	480,147	480,147 (f)(l)(m)
Total Hotels, Restaurants & Leisure				1,335,459

Total Consumer Discretionary				2,331,533
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.422%	11/22/32	493,775	496,088 (f)(l)(m)

Financials — 1.5%
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	157,608	157,969 (f)(l)(m)
TransUnion LLC, Term Loan B9 (1 mo. Term SOFR + 1.750%)	5.422%	6/24/31	491,290	492,239 (f)(l)(m)
Total Consumer Finance				650,208
Financial Services — 0.8%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.672%	10/31/31	706,169	708,030 (f)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	7/31/31	39,900	39,376 (f)(l)(m)
Total Financial Services				747,406

Total Financials				1,397,614
Health Care — 0.5%
Life Sciences Tools & Services — 0.5%
IQVIA Inc., Incremental Dollar Term Loan B5 (3 mo. Term SOFR + 1.750%)	5.422%	1/2/31	490,050	492,500 (f)(l)(m)

Industrials — 0.3%
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	139,073	27,815 *(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	1/2/40	57,129	56,950 (f)(l)(m)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	120,120	105,105 (n)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	14,168	14,124 (f)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	27,983	27,895 (f)(l)(m)

Total Industrials				231,889
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.3%
Software — 0.3%
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	278,600	$302,514 (l)(m)

Materials — 0.1%
Chemicals — 0.1%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.671%	3/15/29	127,293	124,946 (f)(l)(m)(n)

Utilities — 0.7%
Electric Utilities — 0.7%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	5.422%	12/20/30	584,297	585,895 (f)(l)(m)

Total Senior Loans (Cost — $6,477,378)				6,529,630
Collateralized Mortgage Obligations(p) — 4.3%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	2,365	2,319 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	6.697%	12/25/50	440,000	469,825 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.097%	2/25/42	225,000	227,707 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	5.347%	12/25/41	390,000	392,554 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.397%	7/25/43	790,000	812,530 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.497%	2/25/44	730,000	735,279 (a)(f)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.734%	8/25/35	22,334	21,736 (f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.364%	12/15/48	323,056	315,202 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	570,904
UBS Commercial Mortgage Trust, 2018-C15 C	5.136%	12/15/51	405,000	389,529 (f)

Total Collateralized Mortgage Obligations (Cost — $3,733,203)				3,937,585
Convertible Bonds & Notes — 0.1%
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd., Senior Notes (Cost — $70,552)	0.000%	12/31/31	563,247	60,100 (c)
			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.619%		346	8,692 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		637	13,988 (f)

Total Preferred Stocks (Cost — $23,133)				22,680

Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco			950	18,158 *
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			57	$17 *(g)(q)
Spirit Aviation Holdings Inc.			9,897	2,969 *

Total Industrials				2,986
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.			2,250	85 *(g)

Total Common Stocks (Cost — $139,113)				21,229
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $85,603)		3/12/30	7,032	2,110 *(a)(g)(q)
Total Investments before Short-Term Investments (Cost — $127,036,209)				134,114,688
	Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,496,517)	3.639%		1,496,517	1,496,517 (r)(s)
Total Investments — 149.5% (Cost — $128,532,726)				135,611,205
Liabilities in Excess of Other Assets — (49.5)%				(44,919,181)
Total Net Assets — 100.0%				$90,692,024

See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of January 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	The coupon payment on this security is currently in default as of January 31, 2026.
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 3).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $1,496,517 and the cost was $1,496,517 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
At January 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	12/17/2025	3/11/2026	$4,676,427	Corporate Bonds & Notes	$4,948,652
				$4,676,427		$4,948,652

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	773,071	USD	1,041,656	BNP Paribas SA	4/16/26	$16,058
CAD	2,940,570	USD	2,137,714	Citibank N.A.	4/16/26	28,832
EUR	14,319,204	USD	16,802,853	Citibank N.A.	4/16/26	232,528
Net unrealized appreciation on open forward foreign currency contracts						$277,418

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$27,186,301	$0 *	$27,186,301
Other Corporate Bonds & Notes	—	82,930,725	—	82,930,725
Asset-Backed Securities	—	6,760,480	—	6,760,480
Sovereign Bonds	—	6,663,848	—	6,663,848
Senior Loans:
Consumer Discretionary	—	1,855,684	475,849	2,331,533
Other Senior Loans	—	4,198,097	—	4,198,097
Collateralized Mortgage Obligations	—	3,937,585	—	3,937,585
Convertible Bonds & Notes	—	60,100	—	60,100
Preferred Stocks	$22,680	—	—	22,680
Common Stocks:
Industrials	2,969	17	—	2,986
Other Common Stocks	—	18,243	—	18,243
Warrants	—	2,110	—	2,110
Total Long-Term Investments	25,649	133,613,190	475,849	134,114,688
Short-Term Investments†	1,496,517	—	—	1,496,517
Total Investments	$1,522,166	$133,613,190	$475,849	$135,611,205
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$277,418	—	$277,418
Total	$1,522,166	$133,890,608	$475,849	$135,888,623

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,064,667	$9,846,135	9,846,135	$9,414,285	9,414,285

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$22,347	—	$1,496,517
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	57	3/25	$694	$17	$0.30	0.00%(a)
Spirit Airlines LLC, Warrants	7,032	3/25	85,603	2,110 (b)	0.30	0.00 (a)
Total			$86,297	$2,127		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report